                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05689

                  Morgan Stanley Municipal Premium Income Trust
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2007

Date of reporting period: November 30, 2006

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Municipal Premium Income Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

INCOME EARNED BY CERTAIN SECURITIES IN THE PORTFOLIO MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

FUND REPORT

For the six months ended November 30, 2006

MARKET CONDITIONS


The Federal Open Market Committee's (the "Fed") increase in the target federal funds rate in June was the last in a series of 17 consecutive rate increases over a two-year period. Slower economic growth and weaker consumer spending and housing data in the months that followed prompted the Fed to keep its target rate unchanged at 5.25 percent for the remainder of the fiscal period.

The change in the Fed's stance led to a rally in the municipal bond market, with long-term tax-exempt yields reaching record lows. Yields on 30-year AAA-rated municipal bonds declined from 4.55 percent at the beginning of the reporting period to 3.90 percent by the end of November 2006. In contrast, shorter-term municipal bond yields continued to reflect earlier Fed rate hikes and, as a result, remained relatively unchanged during the period. Representative yields on two-year AAA municipal bonds declined only 15 basis points during the period, from 3.60 percent to 3.45 percent. Accordingly, the spread between long-term and short-term municipal yields narrowed, causing the slope of the municipal yield curve to dramatically flatten. Many investors continued to favor the higher income of lower-quality bonds and as such, credit spreads remained tight. Credit spreads measure the additional yield investors require to assume more credit risk. When credit spreads tighten, lower-quality issues typically outperform high-grade issues.

Continued interest in the municipal market by institutional investors and non-traditional buyers, such as hedge fund and arbitrage accounts, strengthened demand for municipal bonds. Although municipal bond issuance in 2006 has lagged last year's record pace, declining interest rates in the latter half of this year spurred a rebound in issuance. As a result, year-to-date new issue volume is only down 15 percent versus last year. Issuers in California, Texas, Florida, New York and Illinois accounted for about 40 percent of 2006 year-to-date underwriting volume.

Strong demand helped municipal bond performance keep pace with that of Treasuries. The municipal-to-Treasury yield ratio measures the relative attractiveness of the two sectors. During the six-month reporting period, the 30-year municipal-to-Treasury yield ratio remained in the 85-to-87 percent range. In comparison, this yield ratio reached a high of 102 percent in 2005. A decline in this ratio indicates that municipals outperformed Treasuries while at the same time becoming richer (less attractive) on a relative basis.

PERFORMANCE ANALYSIS


For the six-month period ended November 30, 2006, the net asset value (NAV) of Morgan Stanley Municipal Premium Income Fund (PIA) increased from $10.13 to $10.48 per share. The Fund's total NAV return which includes the reinvestment of tax-free dividends totaling $0.26 per share, the Fund's total NAV return was
6.39 percent. PIA's value on the New York Stock Exchange (NYSE) moved from $9.12 to $9.69 per share during the same period. Based on this change plus reinvestment of dividends, the Fund's total market return was 9.16 percent. PIA's NYSE market price was at a 7.63 percent discount to its NAV. During the fiscal period, the Fund purchased and retired 232,400 shares of common stock at a weighted average market discount of 8.11 percent. Past performance is no guarantee of future results.

Monthly dividends for the fourth quarter of 2006, declared in September, decreased from $0.045 to $0.040 per share. The dividend reflects the current level of the Fund's net investment income. PIA's level of undistributed net investment income was $0.0675 per share on November 30, 2006 versus $0.0940 per share six months earlier.(1)

During the reporting period, the Fund's interest-rate posture continued to reflect the anticipation of higher rates. To implement this strategy of reducing the portfolio's duration, U.S. Treasury futures hedges and a BMA (Bond Market Association) interest-rate swap were used. As a result, at the end of November, the Fund's option-adjusted duration* (a measure of interest-rate sensitivity), including leverage, was positioned at 10.1 years. Although this duration strategy helped enhance the Fund's total returns when interest rates rose, it later tempered returns as rates declined. Purchases during the period favored bonds with maturities of 20 years or longer. The Fund benefited from its emphasis on the long end of the yield curve, as this segment of the market performed strongly.

The Fund maintained its high quality bias with nearly 80 percent of the portfolio rated A or better. Exposure to investment grade bonds rated BBB was modestly increased by purchases of tobacco securitization bonds in the industrial development/pollution control sector. This had a positive impact on performance as lower-rated issues generally outperformed higher-quality issues. Another boost to performance came from issues that appreciated when they were prerefunded. Reflecting a commitment to diversification, the Fund's net assets of approximately $280 million, including preferred shares, were invested among 15 long-term sectors and 88 credits. As of the close of the period, the Fund's largest allocations were to the water & sewer, transportation and hospital sectors.

As discussed in previous reports, the total income available for distribution to holders of common shares includes incremental income provided by the Fund's outstanding Auction Rate Preferred Shares (ARPS). ARPS dividends reflect prevailing short-term interest rates on maturities ranging from one week to two years. Incremental income to holders of common shares depends on two factors: the amount of ARPS outstanding and the spread between the portfolio's cost yield and its ARPS auction rate and expenses. The greater the spread and the higher the amount of ARPS outstanding, the greater the amount of incremental income available for distribution to holders of common shares. The level of net investment income available for distribution to holders of common shares varies with the level of short-term interest rates. ARPS leverage also increases the price volatility of common shares and has the effect of extending portfolio duration.

The Fed's two-year campaign of interest rate increases made the cost of ARPS more expensive, which reduced the benefits of leverage. During the six-month reporting period, ARPS leverage contributed approximately $0.03 per share to common-share earnings. The Fund had five ARPS series totaling $100 million, representing 35 percent of net assets, including preferred shares. Weekly ARPS rates ranged from 3.50 to 3.90 percent during the fiscal period.

The Trustees have approved a procedure whereby the Trust may, when appropriate, repurchase its shares in the open market or in privately negotiated transactions at a price not above market value or NAV, whichever is lower at the time of purchase. This may help support the market value of the Trust's shares. The Fund may also utilize procedures to reduce or eliminate the amount of ARPS outstanding, including their purchase in the open market or in privately negotiated transactions.

----------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN, NET ASSET VALUE AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND FUND SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

(1) Income earned by certain securities in the portfolio may be subject to the federal alternative minimum tax (AMT).

* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, Funds with shorter durations perform better in rising-interest-rate environments, while Funds with longer durations perform better when rates decline. Duration calculations are adjusted for leverage.

   TOP FIVE SECTORS
   Water & Sewer                                       27.1%
   Transportation                                      26.1
   Hospital                                            20.3
   IDR/PCR**                                           19.7
   Electric                                            13.4

   LONG-TERM CREDIT ANALYSIS
   Aaa/AAA                                             57.7%
   Aa/AA                                               14.0
   A/A                                                  7.8
   Baa/BBB                                             14.2
   Ba/BB                                                1.8
   N/R                                                  4.5

---------------------
** Industrial Development/Pollution Control Revenue

Data as of November 30, 2006. Subject to change daily. All percentages for top five sectors are as a percentage of net assets applicable to common shareholders. All percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

DISTRIBUTION BY MATURITY
(% of Long-Term Portfolio) As of November 30, 2006


WEIGHTED AVERAGE MATURITY: 20 YEARS(A)

0-5                                                                                3
6-10                                                                               7
11-15                                                                             13
16-20                                                                             29
21-25                                                                             24
26-30                                                                             14
31+                                                                               10

(a)  Where applicable maturities reflect mandatory tenders, puts and call dates.

     Portfolio structure is subject to change.

                       Geographic Summary of Investments
            Based on Market Value as a Percent of Total Investments

Alabama................     2.7%
Alaska.................     0.3
Arizona................     5.6
Arkansas...............     0.4
California.............    12.6
Colorado...............     3.1
District of Columbia...     1.2
Florida................     6.2
Georgia................     4.8
Illinois...............     5.0
Indiana................     1.9
Iowa...................     1.2
Kansas.................     0.5
Kentucky...............     1.3
Louisiana..............     2.0
Maryland...............     1.3
Massachusetts..........     0.4
Michigan...............     2.6
Minnesota..............     0.5
Missouri...............     1.4
Nevada.................     2.2
New Jersey.............     3.5
New York...............    16.7
Ohio...................     2.2
Oregon.................     0.6
Pennsylvania...........     5.5
Rhode Island...........     1.2
South Carolina.........     2.0
Tennessee..............     1.7
Texas..................     6.0
Utah...................     1.3
Washington.............     2.1
                          -----
Total+.................   100.0%
                          =====

------------------
+ Does not include open short futures contracts with an underlying face amount of $12,906,563, with a unrealized depreciation of $183,143 and an interest rate swap contract with unrealized depreciation of $340,041.

CALL AND COST (BOOK) YIELD STRUCTURE
(Based on Long-Term Portfolio) As of November 30, 2006


YEARS BONDS CALLABLE -- WEIGHTED AVERAGE CALL PROTECTION: 7 YEARS

2007(a)                                                                            7
2008                                                                               7
2009                                                                               1
2010                                                                               5
2011                                                                               7
2012                                                                               6
2013                                                                              15
2014                                                                              20
2015                                                                              12
2016+                                                                             20

COST (BOOK) YIELD(B) -- WEIGHTED AVERAGE BOOK YIELD: 5.2%

2007(a)                                                                           6.5
2008                                                                              5.5
2009                                                                              5.8
2010                                                                              5.5
2011                                                                              5.1
2012                                                                              4.7
2013                                                                              4.9
2014                                                                              4.8
2015                                                                              4.8
2016+                                                                             5.3

(a)  May include issues initially callable in previous years.

(b) Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before the Fund's operating expenses. For example, the Fund is earning a book yield of 7.0% on 6.5% of the long-term portfolio that is callable in 2007.

     Portfolio structure is subject to change.

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Tax-Exempt Municipal Bonds (155.2%)
            General Obligation (7.0%)
$  3,000    California, Various Purpose Dtd 12/01/05.................   5.00%   03/01/27   $   3,214,350
   2,500    Chicago Park District, Illinois, 2004 Ser A (Ambac)......   5.00    01/01/28       2,664,625
     385    Du Page County Community Unit School District #200,
              Illinois, Ser 2003 B (FSA).............................   5.25    11/01/21         418,430
   1,000    New York City, New York, 2005 Ser G......................   5.00    12/01/23       1,078,560
   5,000    Charleston County School District, South Carolina, Ser
              2004...................................................   5.00    02/01/22       5,358,600
                                                                                           -------------
--------
                                                                                              12,734,565
  11,885
                                                                                           -------------
--------
            Educational Facilities Revenue (8.0%)
   2,500    University of Alabama, Ser 2004 A (MBIA).................   5.25    07/01/20       2,742,075
   2,000    California Educational Facilities Authority, Mills
              College Ser 2005 A.....................................   5.00    09/01/34       2,092,480
   2,000    California Infrastructure & Economic Development Bank,
              The Scripps Research Institute Ser 2005 A..............   5.00    07/01/29       2,131,340
   2,000    Broward County Educational Facilities Authority, Florida,
              Nova Southeastern University Ser 2006 (AGC)............   5.00    04/01/31       2,131,160
   5,000    Swarthmore Boro Authority, Pennsylvania, Swarthmore
              College Ser 2001.......................................   5.00    09/15/31       5,244,650
                                                                                           -------------
--------
                                                                                              14,341,705
  13,500
                                                                                           -------------
--------
            Electric Revenue (13.4%)
   8,000    Salt River Project Agricultural Improvement & Power
              District, Arizona, Ser 2002 B..........................   5.00    01/01/26       8,463,519
   1,550    Los Angeles Department of Water & Power, California,
              2001 Ser A.............................................   5.00    07/01/24       1,587,092
   5,000    Orlando Utilities Commission, Florida, Water & Electric
              Ser 2001...............................................   5.00    10/01/22       5,317,400
   3,000    Long Island Power Authority, New York, Ser 2004 A
              (Ambac)................................................   5.00    09/01/34       3,203,880
   3,365    Intermountain Power Agency, Utah, Refg 1997 Ser B
              (MBIA).................................................   5.75    07/01/19       3,471,469
   2,000    Grant County Public Utility District #2, Washington,
              Wanapum Hydroelectric 2005 Ser A (FGIC)................   5.00    01/01/34       2,130,540
                                                                                           -------------
--------
                                                                                              24,173,900
  22,915
                                                                                           -------------
--------
            Hospital Revenue (20.3%)
   2,000    Glendale Industrial Development Authority, Arizona, John
              C Lincoln Health Ser 2005 B............................   5.00    12/01/37       2,070,800
   1,000    Washington County, Arkansas, Washington Regional Medical
              Center Ser 2005 A......................................   5.00    02/01/35       1,037,890
   1,000    California Statewide Community Development Authority,
              Huntington Memorial Hospital Ser 2005..................   5.00    07/01/27       1,058,240
   3,000    Indiana Health & Educational Facility Financing
              Authority, Clarian Health Ser 2006 A...................   5.25    02/15/40       3,215,820

8
                       See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
$  2,000    Indiana Health Facilities Financing Authority, Community
              Health Ser 2005 A (Ambac)..............................   5.00%   05/01/35   $   2,123,340
   1,500    Lawrence Memorial Hospital, Kansas Ser 2006..............   5.125   07/01/36       1,592,085
            Louisiana Public Facilities Authority,
   3,000      Baton Rouge General Medical Center - FHA Insured Mtge
              Ser 2004 (MBIA)........................................   5.25    07/01/33       3,234,030
   2,000      Ochsner Clinic Ser 2002................................   5.50    05/15/32       2,142,060
   1,000    Maryland Health & Higher Education Facilities Authority,
              Johns Hopkins Hospital Ser 2003........................   5.00    11/15/28       1,061,130
   3,500    Kent Hospital Finance Authority, Michigan, Metropolitan
              Hospital Ser 2005 A....................................   6.25    07/01/40       3,962,700
   3,000    Michigan Hospital Finance Authority, Henry Ford Health
              System Refg Ser 2006 A.................................   5.25    11/15/46       3,217,020
   1,100    Glencoe, Minnesota, Glencoe Regional Health Ser 2005.....   5.00    04/01/31       1,143,197
   2,000    New York State Dormitory Authority, Montefiore
              Hospital - FHA Insured Mtge Ser 2004 (FGIC)............   5.00    08/01/29       2,140,260
   5,000    Lehigh County General Purpose Authority, Pennsylvania, St
              Luke's of Bethlehem Hospital Ser A 2003................   5.375   08/15/33       5,314,500
   3,000    Johnson City Health & Educational Facilities Board,
              Tennessee, Mountain States Health Alliance Ser 2006
              A......................................................   5.50    07/01/36       3,258,150
                                                                                           -------------
--------
                                                                                              36,571,222
  37,600
                                                                                           -------------
--------
            Industrial Development/Pollution Control Revenue (19.7%)
   1,000    Northern Tobacco Securitization Corporation, Alaska, Ser
              2006 A.................................................   5.00    06/01/46       1,017,830
   4,810    Pima County Industrial Development Authority, Arizona,
              Tucson Electric Power Co Refg Ser 1988 A (FSA).........   7.25    07/15/10       4,827,412
   3,000    Tobacco Settlement Authority, Iowa, Ser 2005 C...........   5.50    06/01/42       3,176,340
   2,000    Nassau County Tobacco Settlement Corporation, New York,
              Ser 2006 A-3...........................................   5.125   06/01/46       2,068,420
            New York City Industrial Development Agency, New York,
   4,000      American Airlines Inc Ser 2005 (AMT)...................   7.75    08/01/31       4,854,520
   8,000      Brooklyn Navy Yard Cogeneration Partners LP Ser 1997
              (AMT)..................................................   5.65    10/01/28       8,098,480
   2,000      7 World Trade Center, LLC Ser A........................   6.25    03/01/15       2,135,900
   3,000    TSASC Inc, New York, Tobacco Settlement Ser 2006-1.......   5.125   06/01/42       3,097,980
   4,000    Tennessee Energy Acquisition Corporation, Ser 2006 A++...   5.25    09/01/19       4,501,820
   1,500    Brazos River Authority, Texas, TXU Electric Co Refg Ser
              1999 A (AMT)...........................................   7.70    04/01/33       1,760,115
                                                                                           -------------
--------
                                                                                              35,538,817
  33,310
                                                                                           -------------
--------
            Mortgage Revenue - Multi-Family (0.2%)
     320    Minnesota Housing Finance Agency, Rental 1995 Ser D
--------      (MBIA).................................................   6.00    02/01/22         321,229
                                                                                           -------------

                                                                               9
                       See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Mortgage Revenue - Single Family (1.5%)
$    115    Colorado Housing & Finance Authority, Ser 1997 A-2
              (AMT)..................................................   7.25%   05/01/27   $     116,427
   2,430    Maryland Department of Housing and Community Development
              Administration, Ser 2006 P (AMT) (WI)..................   4.625   09/01/31       2,449,877
     155    Missouri Housing Development Commission, Homeownership
              1996 Ser D (AMT).......................................   7.10    09/01/27         159,218
                                                                                           -------------
--------
                                                                                               2,725,522
   2,700
                                                                                           -------------
--------
            Public Facilities Revenue (6.1%)
   1,000    Jefferson County, Alabama, School Ser 2004 A.............   5.50    01/01/22       1,101,770
   1,000    Kern County Board of Education, California, Refg 2006 Ser
              A COPs (MBIA)..........................................   5.00    06/01/31       1,074,730
            Fort Collins, Colorado,
   2,040      Ser 2004 A COPs (Ambac)................................   5.375   06/01/21       2,240,369
   2,155      Ser 2004 A COPs (Ambac)................................   5.375   06/01/22       2,365,177
   1,500    Oregon Department of Administrative Services, Ser 2005 B
              COPs (FGIC)............................................   5.00    11/01/21       1,621,485
   2,400    Goat Hill Properties, Washington, Governmental Office Ser
              2005 (MBIA)............................................   5.00    12/01/33       2,546,952
                                                                                           -------------
--------
                                                                                              10,950,483
  10,095
                                                                                           -------------
--------
            Recreational Facilities Revenue (4.2%)
   2,000    Denver Convention Center Hotel Authority, Colorado, Refg
              Ser 2006 (XLCA)........................................   5.00    12/01/30       2,153,040
   3,000    District of Columbia Ballpark, Ser 2006 B-1 (FGIC).......   5.00    02/01/31       3,212,760
   2,000    New York City Industrial Development Agency, New York,
              Yankee Stadium Ser 2006 (FGIC).........................   5.00    03/01/46       2,150,040
                                                                                           -------------
--------
                                                                                               7,515,840
   7,000
                                                                                           -------------
--------
            Retirement & Life Care Facilities Revenue (2.0%)
   1,400    Colorado Health Facilities Authority, Adventist
              Health/Sunbelt Ser 2006 D..............................   5.25    11/15/35       1,507,492
   1,000    St Johns County Industrial Development Authority,
              Florida, Glenmoor Ser 2006 A...........................   5.25    01/01/26       1,020,960
   1,000    Lubbock Health Facilities Development Corporation, Texas,
              Carillon Senior Life Care Ser 2005 A...................   6.625   07/01/36       1,052,310
                                                                                           -------------
--------
                                                                                               3,580,762
   3,400
                                                                                           -------------
--------
            Tax Allocation Revenue (1.1%)
   2,000    Fenton, Missouri, Gravois Bluffs Refg Ser 2006...........   4.50    04/01/21       2,038,200
--------
                                                                                           -------------

10
                       See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Transportation Facilities Revenue (26.1%)
$  3,000    Florida, Department of Transportation, Ser 2002 A
              (MBIA).................................................   5.00%   07/01/25   $   3,196,680
   2,500    Miami-Dade County, Florida, Miami Int'l Airport, Ser 2000
              B (FGIC)...............................................   5.75    10/01/24       2,700,500
            Georgia Road & Tollway Authority,
   2,000      Ser 2004...............................................   5.00    10/01/22       2,143,200
   3,000      Ser 2004...............................................   5.00    10/01/23       3,214,800
            Chicago, Illinois, Chicago-O'Hare Int'l Airport
   5,000      Ser 1996 A (Ambac).....................................   5.625   01/01/12       5,102,950
   4,000      3rd Lien Ser 2005 A (MBIA).............................   5.25    01/01/26       4,392,000
   4,000    Massachusetts Turnpike Authority, Metropolitan Highway
              1997 Ser A (MBIA)++....................................   5.00    01/01/37       4,083,240
   5,000    New Jersey Turnpike Authority, Ser 2003 A (Ambac)........   5.00    01/01/30       5,319,550
   3,000    Metropolitan Transportation Authority, New York, State
              Service Contract Refg Ser 2002 B (MBIA)................   5.50    07/01/20       3,291,570
   3,000    Triborough Bridge & Tunnel Authority, New York, Refg Ser
              2002 B.................................................   5.25    11/15/19       3,265,800
   2,000    Pennsylvania Turnpike Commission, Ser R 2001 (Ambac).....   5.00    12/01/30       2,118,400
   3,000    Rhode Island Economic Development Corporation, Airport
              2005 Ser C (MBIA)......................................   5.00    07/01/28       3,210,480
   1,000    Harris County, Texas, Toll Road Sr Lien Ser 2005 A
              (FSA)..................................................   5.25    08/15/35       1,050,010
   4,010    Port of Seattle, Washington, Passenger Fac Ser A
              (MBIA)++...............................................   5.00    12/01/23       4,123,600
                                                                                           -------------
--------
                                                                                              47,212,780
  44,510
                                                                                           -------------
--------
            Water & Sewer Revenue (27.1%)
   2,000    Camarillo Public Finance Authority, California,
              Wastewater Ser 2005 (Ambac)............................   5.00    06/01/36       2,146,180
   3,000    Los Angeles Department of Water & Power, California,
              Water 2004 Ser C (MBIA)................................   5.00    07/01/25       3,209,730
   3,000    Oxnard Financing Authority, California, Wastewater 2004
              Ser A (FGIC)...........................................   5.00    06/01/29       3,199,800
   3,000    San Diego County Water Authority, California, Ser 2004 A
              COPs (FSA).............................................   5.00    05/01/29       3,209,250
   2,460    JEA, Florida, Water & Sewer, Sub-second Crossover Ser
              (MBIA).................................................   5.00    10/01/24       2,635,054
   3,000    Atlanta, Georgia, Water & Wastewater Ser 1999 A (FGIC)...   5.50    11/01/22       3,512,430
   4,000    Augusta, Georgia, Water & Sewerage Ser 2000 (FSA)........   5.25    10/01/22       4,248,480
   3,215    Louisville & Jefferson County Metropolitan Sewer
              District, Kentucky, Ser 2001 A (MBIA)..................   5.375   05/15/22       3,480,623
   3,000    Las Vegas Water District, Nevada, Impr and Refg Ser 2003
              A (FGIC)...............................................   5.25    06/01/22       3,239,880
   2,000    Passaic Valley Sewerage Commissioners, New Jersey, Ser F
              (FGIC).................................................   5.00    12/01/19       2,159,740
   1,675    Cleveland, Ohio, Waterworks Impr & Refg 1998 Ser I
              (FSA)..................................................   5.00    01/01/23       1,711,666

                                                                              11
                       See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
$  5,000    Austin, Texas, Water & Wastewater Refg Ser 2001 A+B
              (FSA)++................................................  5.125%   05/15/27   $   5,203,700
  10,000    Houston, Texas, Combined Utility Refg 2004 Ser A
              (FGIC).................................................   5.25    05/15/23      10,913,499
                                                                                           -------------
--------
                                                                                              48,870,032
  45,350
                                                                                           -------------
--------
            Other Revenue (12.9%)
   5,000    California Economic Recovery, Ser 2004 A++...............   5.00    07/01/16       5,321,600
            Golden State Tobacco Securitization Corporation,
              California,
   2,000      Enhanced Asset Backed Ser 2005 A (Ambac)...............   5.00    06/01/29       2,094,380
   2,000      Enhanced Asset Backed Ser 2005 A.......................   5.00    06/01/45       2,093,740
   2,000    New Jersey Economic Development Authority, Cigarette Tax
              Ser 2004...............................................   5.75    06/15/29       2,187,480
   2,000    New York City Transitional Finance Authority, New York,
              Refg 2003 Ser A.........................................550++++++ 11/01/26       2,166,860
   8,000    New York State Local Government Assistance Corporation,
              Refg Ser 1997 B (MBIA).................................   5.00    04/01/21       8,225,520
   1,000    Philadelphia, Pennsylvania, Gas Works Eighteenth Ser
              (AGC)..................................................   5.25    08/01/20       1,087,650
                                                                                           -------------
--------
                                                                                              23,177,230
  22,000
                                                                                           -------------
--------
            Refunded (5.6%)
   2,000    Los Angeles Unified School District, California, 2003 Ser
              A (FSA)................................................   5.25    07/01/13+      2,211,040
   1,340    Missouri Health & Educational Facilities Authority,
              Missouri, Baptist Medical Center Refg Ser 1989 (ETM)...   7.625   07/01/18       1,591,317
   4,000    Montgomery County, Ohio, Franciscan Medical
              Center - Dayton Ser 1997...............................   5.50    07/01/10+      4,184,120
   2,000    Pennsylvania, First Ser 2003 (MBIA)++....................   5.00    01/01/13+      2,159,130
                                                                                           -------------
--------
                                                                                              10,145,607
   9,340
                                                                                           -------------
--------
 265,925    Total Tax-Exempt Municipal Bonds (Cost $265,754,919)........................     279,897,894
                                                                                           -------------
--------
            Short-Term Tax-Exempt Municipal Obligations (2.4%)
   1,100    Illinois Health Facilities Authority, Northwestern
              Memorial Hospital Ser 2004 B Subser 2004 B-2 (Demand
              12/01/06)..............................................   3.65*   08/01/26       1,100,000
   2,700    Reno, Nevada, St Mary's Regional Medical Center 1998 Ser
              B (MBIA) (Demand 12/01/06).............................   3.67*   05/15/23       2,700,000

12
                       See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON   MATURITY
THOUSANDS                                                               RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
$    300    Bell County Health Facilities Development Corporation,
              Texas, Scott and White Memorial Hospital Ser 2001-1
              (MBIA)
              (Demand 12/01/06)......................................   3.65*%  08/15/31   $     300,000
     200    North Central Texas Health Facilities Development
              Corporation, Presbyterian Medical Center Ser 1985 C
              (MBIA)
              (Demand 12/01/06)......................................   3.61*   12/01/15         200,000
                                                                                           -------------
--------
   4,300    Total Short-Term Tax-Exempt Municipal Obligations (Cost $4,300,000).........       4,300,000
                                                                                           -------------
--------
 270,225    Total Investments (Cost $270,054,919) (a)(b)................................     284,197,894
                                                                                           -------------
--------
            Floating Rate Note Obligations Related to Securities Held (-7.8%)
 (14,010)   Notes with interest rates ranging from 3.51% to 3.53% at November 30, 2006 and contractual maturities of collateral ranging from 01/01/19 to 01/01/37
              (see Note 1D)++++ (Cost ($14,010,000))....................................     (14,010,000)
                                                                                           -------------
--------

$256,215    Total Net Investments (Cost $256,044,919).........................   149.8%      270,187,894
========
            Other Assets in Excess of Liabilities.............................     5.6        10,138,919

            Preferred Shares of Beneficial Interest...........................   (55.4)     (100,000,000)
                                                                                 -----     -------------
            Net Assets Applicable to Common Shareholders......................   100.0%    $ 180,326,813
                                                                                 =====     =============

---------------------

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

   AMT      Alternative Minimum Tax.
   COPs     Certificates of Participation.
   ETM      Escrowed to Maturity.
    WI      Security purchased on a when-issued basis.
    *       Current coupon of variable rate demand obligation.
    +       Prerefunded to call date shown.
    ++      A portion of this security has been physically segregated in connection with open futures contracts in an amount equal to
            $66,000.
    ++      Underlying security related to inverse floaters entered into by the Fund (See Note 1D).
   ++++     Floating rate note obligations related to securities held.
            The interest rates shown reflect the rates in effect at
            November 30, 2006.
  ++++++    Security is a "step-up" bond where the coupon increases on a predetermined future date.
   (a)      Securities have been designated as collateral in an amount equal to $15,427,791 in connection with open futures
            contracts.
   (b)      The aggregate cost for federal income tax purposes
            approximates the aggregate cost for book purposes.
            The aggregate gross unrealized appreciation is $14,145,612 and the aggregate gross unrealized depreciation is $2,112, resulting in net unrealized appreciation of $14,143,500.

Bond Insurance:
---------------
   AGC      Assured Guaranty Corporation.
  Ambac     Ambac Assurance Corporation.
Connie Lee  Connie Lee Insurance Company - A wholly owned subsidiary of
            Ambac Assurance Corporation.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.
   XLCA     XL Capital Assurance Inc.

                                                                              13
                       See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) continued

FUTURES CONTRACTS OPEN AT NOVEMBER 30, 2006:

NUMBER OF                     DESCRIPTION DELIVERY        UNDERLYING FACE    UNREALIZED
CONTRACTS   LONG/SHORT           MONTH AND YEAR           AMOUNT AT VALUE   DEPRECIATION
----------------------------------------------------------------------------------------
   60         Short      U.S. Treasury Notes 5 Year         $(6,360,000)     $ (62,040)
                         December 2006
   60         Short      U.S. Treasury Notes 10 Year         (6,546,563)      (121,103)
                         December 2006
                                                                             ---------
                         Total Unrealized Depreciation...................    $(183,143)
                                                                             =========

INTEREST RATE SWAP CONTRACT OPEN AT NOVEMBER 30, 2006:

                          NOTIONAL         PAYMENTS                  PAYMENTS              TERMINATION    UNREALIZED
    COUNTERPARTY        AMOUNT (000)     MADE BY FUND            RECEIVED BY FUND             DATE       DEPRECIATION
---------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Co.                                          Floating Rate BMA
                          $15,000      Fixed Rate 3.85%    (Bond Market Association)         12/19/16      $(340,041)
                                                                                                          =========

14
                       See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
November 30, 2006 (unaudited)

Assets:
Investments in securities, at value (cost $270,054,919).....  $284,197,894
Cash........................................................        77,713
Receivable for:
    Investments sold........................................     9,266,436
    Interest................................................     4,150,776
Prepaid expenses and other assets...........................        17,237
                                                              ------------
    Total Assets............................................   297,710,056
                                                              ------------
Liabilities:
Floating rate note obligations related to securities held...    14,010,000
Unrealized depreciation on open swap contract...............       340,041
Payable for:
    Investments purchased...................................     2,730,000
    Investment advisory fee.................................       104,156
    Variation margin........................................        38,438
    Administration fee......................................        20,831
    Transfer agent fee......................................         6,344
Accrued expenses and other payables.........................       133,433
                                                              ------------
    Total Liabilities.......................................    17,383,243
                                                              ------------
Preferred shares of beneficial interest (at liquidation
  value) (1,000,000 shares authorized of non-participating
  $.01 par value, 1,000 shares outstanding).................   100,000,000
                                                              ------------
    Net Assets Applicable to Common Shareholders............  $180,326,813
                                                              ============
Composition of Net Assets Applicable to Common Shareholders:
Common shares of beneficial interest (unlimited shares
  authorized of $.01 par value, 17,200,094 shares
  outstanding)..............................................  $162,831,575
Net unrealized appreciation.................................    13,619,791
Accumulated undistributed net investment income.............     1,161,406
Accumulated undistributed net realized gain.................     2,714,041
                                                              ------------
    Net Assets Applicable to Common Shareholders............  $180,326,813
                                                              ============
Net Asset Value Per Common Share
($180,358,802 divided by 17,200,094 common shares
outstanding)................................................        $10.48
                                                              ============

                                                                              15
                       See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended November 30, 2006 (unaudited)

Net Investment Income:
Interest Income.............................................  $ 6,921,367
                                                              -----------
Expenses
Investment advisory fee.....................................      557,052
Interest and residual trust expenses........................      223,848
Auction commission fees.....................................      139,627
Administration fee..........................................      111,410
Professional fees...........................................       33,624
Auction agent fees..........................................       23,022
Shareholder reports and notices.............................       21,044
Transfer agent fees and expenses............................       18,351
Listing fees................................................       13,296
Custodian fees..............................................        6,995
Trustees' fees and expenses.................................        3,627
Other.......................................................       25,263
                                                              -----------
    Total Expenses..........................................    1,177,159

Less: expense offset........................................       (3,036)
                                                              -----------
    Net Expenses............................................    1,174,123
                                                              -----------
    Net Investment Income...................................    5,747,244
                                                              -----------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments.................................................      951,741
Futures contracts...........................................     (487,236)
                                                              -----------
    Net Realized Gain.......................................      464,505
                                                              -----------
Net Change in Unrealized Appreciation/Depreciation on:
Investments.................................................    6,669,630
Futures contracts...........................................     (293,439)
Swap contract...............................................     (340,041)
                                                              -----------
    Net Appreciation........................................    6,036,150
                                                              -----------
    Net Gain................................................    6,471,088
                                                              -----------
Dividends to preferred shareholders from net investment
  income....................................................   (1,715,744)
                                                              -----------
Net Increase................................................  $10,967,093
                                                              ===========

16
                       See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                 FOR THE SIX      FOR THE YEAR
                                                                MONTHS ENDED         ENDED
                                                              NOVEMBER 30, 2006   MAY 31, 2006
                                                              -----------------   ------------
                                                                 (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................    $  5,747,244      $ 11,709,223
Net realized gain...........................................         464,505         5,949,104
Net change in unrealized appreciation/depreciation..........       6,036,150        (9,736,292)
Dividends to preferred shareholders from net investment
  income....................................................      (1,715,744)       (2,498,856)
                                                                ------------      ------------
    Net Increase............................................      10,532,155         5,423,179
                                                                ------------      ------------
Dividends and Distributions to Common Shareholders from:
Net investment income.......................................      (4,508,456)       (9,603,623)
Net realized gain...........................................        --              (2,414,263)
                                                                ------------      ------------
    Total Dividends and Distributions.......................      (4,508,456)      (12,017,886)
                                                                ------------      ------------

Decrease from transactions in common shares of beneficial
  interest..................................................      (2,212,223)       (6,210,698)
                                                                ------------      ------------
    Net Increase (Decrease).................................       3,811,476       (12,805,405)
Net Assets Applicable to Common Shareholders:
Beginning of period.........................................     176,515,337       189,320,742
                                                                ------------      ------------
End of Period
(Including accumulated undistributed net investment income
of $1,161,406 and $1,638,362, respectively).................    $180,326,813      $176,515,337
                                                                ============      ============

                                                                              17
                       See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2006 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Municipal Premium Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide a high level of current income exempt from federal income tax. The Fund was organized as a Massachusetts business trust on November 16, 1988 and commenced operations on February 1, 1989.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially

Morgan Stanley Municipal Premium Income Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2006 (UNAUDITED) continued

all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Floating Rate Note Obligations Related to Securities Held -- The Fund enters into transactions in which it transfers to Dealer Trust ("Dealer Trust"), fixed rate bonds in exchange for cash and residual interests in the Dealer Trust's assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trust funds the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trust which commit the Fund to pay the Dealer Trust, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trust and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trust to the Fund, thereby collapsing the Dealer Trust. The Fund accounts for the transfer of bonds to the Dealer Trust as secured borrowings, with the securities transferred remaining in the Fund's investment assets, and the related floating rate notes reflected as trust liabilities under the caption "floating rate note obligations" on the "Statement of Assets and Liabilities". The Fund records the interest income from the fixed rate bonds under the caption "Interest Income" and records the expenses related to floating rate note obligations and any administrative expense of the dealer trusts under the caption "Interest and residual trust expenses" in the Fund's "Statement of Operations". The notes issued by the Dealer Trust have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trust for redemption at par at each reset date. At November 30, 2006, Fund investments with a value of $20,071,490 are held by the Dealer Trust and serve as collateral for the $14,010,000 in floating rate note obligations outstanding at that date. Contractual maturities of the floating rate note obligations and interest rates in effect at November 30, 2006 are presented in the "Portfolio of Investments".

E. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

F. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the

Morgan Stanley Municipal Premium Income Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2006 (UNAUDITED) continued

broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. Interest Rate Swaps -- Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses in the Statement of Operations.

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.40% to the Fund's weekly total net assets including preferred shares.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.08% to the Fund's weekly total net assets including preferred shares.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 2006 aggregated $16,797,452 and $19,689,936, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser and Administrator, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended November 30, 2006 included in Trustees' fees and expenses in the Statement

Morgan Stanley Municipal Premium Income Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2006 (UNAUDITED) continued

of Operations amounted to $1,550. At November 30, 2006, the Fund had an accrued pension liability of $62,598 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

4. Common Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                           PAR VALUE    EXCESS OF
                                                                SHARES     OF SHARES    PAR VALUE
                                                              ----------   ---------   ------------
Balance, May 31, 2005.......................................  18,108,794   $181,088    $171,073,408
Treasury shares purchased and retired (weighted average
  discount 10.48%)*.........................................    (676,300)    (6,763)     (6,203,935)
                                                              ----------   --------    ------------
Balance, May 31, 2006.......................................  17,432,494    174,325     164,869,473
Treasury shares purchased and retired (weighted average
  discount 6.92%)*..........................................    (232,400)    (2,324)     (2,209,899)
                                                              ----------   --------    ------------
Balance, November 30, 2006..................................  17,200,094   $172,001    $162,659,574
                                                              ==========   ========    ============

---------------------
   * The Trustees have voted to retire the shares purchased.

5. Preferred Shares of Beneficial Interest

The Fund is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without the approval of the common shareholders. The Fund has issued Series A through E Auction Rate Preferred Shares ("preferred shares") which have a liquidation value of $100,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Fund may redeem such shares, in whole or in part, at the original purchase price of $100,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

Morgan Stanley Municipal Premium Income Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2006 (UNAUDITED) continued

Dividends, which are cumulative, are reset through auction procedures.

                     AMOUNT                  NEXT          RANGE OF
SERIES  SHARES*   IN THOUSANDS*   RATE*   RESET DATE   DIVIDEND RATES**
------  -------   -------------   -----   ----------   ----------------
  A       200        20,000       3.55%   12/08/06      3.25%- 3.85%
  B       200        20,000       3.55    12/08/06       3.25- 3.95
  C       200        20,000       3.61    12/08/06       3.05- 3.75
  D       200        20,000       3.61    12/08/06       3.24- 3.95
  E       200        20,000       3.61    12/08/06       2.25- 3.70

---------------------
    * As of November 30, 2006.
   ** For the six months ended November 30, 2006.

Subsequent to November 30, 2006 and up through January 5, 2007, the Fund paid dividends to each of the Series A through E at rates ranging from 3.50% to 3.90% in the aggregate amount of $359,604.

The Fund is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Fund from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

6. Dividends to Common Shareholders

The Fund declared the following dividends from net investment income:

   DECLARATION       AMOUNT          RECORD             PAYABLE
       DATE         PER SHARE         DATE                DATE
------------------  ---------   -----------------  ------------------
September 26, 2006   $0.040     December 8, 2006   December 22, 2006
December 26, 2006     0.040      January 3, 2007    January 19, 2007
December 26, 2006     0.040     February 7, 2007   February 23, 2007
December 26, 2006     0.040       March 7, 2007      March 23, 2007

7. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent and custodian.

Morgan Stanley Municipal Premium Income Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2006 (UNAUDITED) continued

8. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in inverse floating rate instruments, either through outright purchases of inverse floating rate securities or through the transfer of bonds to a dealer trust in exchange for cash and residual interests in the dealer trust. These investments are typically used by the Fund in seeking to enhance the yield of the portfolio. These instruments typically involve greater risks than a fixed rate municipal bond. In particular, these instruments are acquired through leverage or may have leverage embedded in them and therefore involve many of the risks associated with leverage. Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. Leverage may cause the Fund's net asset value to be more volatile than if it had not been leveraged because leverage tends to magnify the effect of any increases or decreases in the value of the Fund's portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations with respect to inverse floating rate instruments.

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

The Fund may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The Fund expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Fund may also enter into these transactions to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swap transactions are subject to market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk. Such risks may exceed the related amounts shown in the Statement of Assets and Liabilities.

9. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary

Morgan Stanley Municipal Premium Income Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2006 (UNAUDITED) continued

differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of May 31, 2006, the Fund had temporary book/tax differences primarily attributable to book amortization of discounts on debt securities, mark-to-market on open futures contracts and dividend payable.

10. New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 for the fiscal year ending 2008 and the impact to the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Municipal Premium Income Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

                                                     FOR THE SIX                     FOR THE YEAR ENDED MAY 31,
                                                    MONTHS ENDED      ---------------------------------------------------------
                                                  NOVEMBER 30, 2006     2006        2005        2004        2003        2002
                                                  -----------------   ---------   ---------   ---------   ---------   ---------
                                                     (unaudited)
Selected Per Share Data:
Net asset value, beginning of period.............       $10.13          $10.45      $ 9.88      $10.56      $10.04      $ 9.88
                                                        ------          ------      ------      ------      ------      ------
Income (loss) from investment operations:
    Net investment income*.......................         0.33            0.66        0.64        0.66        0.68        0.70
    Net realized and unrealized gain (loss)......         0.37           (0.20)       0.54       (0.68)       0.53        0.13
    Common share equivalent of dividends paid to
    preferred shareholders*......................        (0.10)          (0.14)      (0.09)      (0.09)      (0.09)      (0.12)
                                                        ------          ------      ------      ------      ------      ------
Total income (loss) from investment operations...         0.60            0.32        1.09       (0.11)       1.12        0.71
                                                        ------          ------      ------      ------      ------      ------
Less dividends and distributions from:
    Net investment income........................        (0.26)          (0.54)      (0.57)      (0.61)      (0.56)      (0.54)
    Net realized gain............................      --                (0.14)      --          --          (0.07)      (0.04)
                                                        ------          ------      ------      ------      ------      ------
Total dividends and distributions................        (0.26)          (0.68)      (0.57)      (0.61)      (0.63)      (0.58)
                                                        ------          ------      ------      ------      ------      ------
Anti-dilutive effect of acquiring treasury
 shares*.........................................         0.01            0.04        0.05        0.04        0.03        0.03
                                                        ------          ------      ------      ------      ------      ------
Net asset value, end of period...................       $10.48          $10.13      $10.45      $ 9.88      $10.56      $10.04
                                                        ======          ======      ======      ======      ======      ======
Market value, end of period......................       $ 9.69          $ 9.12      $ 9.10      $ 8.93      $ 9.41      $ 9.02
                                                        ======          ======      ======      ======      ======      ======
Total Return+....................................         9.16%(1)        7.85%       8.54%       1.27%      11.90%       8.30%
Ratios to Average Net Assets of Common
Shareholders:
Total expenses (before expense offset)...........         1.32%(2)        1.09%(3)    1.29%(3)    1.40%(3)    1.33%(3)    1.24%(3)
Total expenses (before expense offset, exclusive
 of interest and residual trust expenses)........         1.07%(2)        1.09%(3)    1.29%(3)    1.40%(3)    1.33%(3)    1.24%(3)
Net investment income before preferred stock
 dividends.......................................         6.46%(2)        6.42%       6.30%       6.36%       6.76%       6.95%
Preferred stock dividends........................         1.93%(2)        1.37%       0.87%       0.83%       0.86%       1.23%
Net investment income available to common
 shareholders....................................         4.53%(2)        5.05%       5.43%       5.53%       5.90%       5.72%
Supplemental Data:
Net assets applicable to common shareholders, end
 of period, in thousands.........................     $180,327        $176,515    $189,321    $186,755    $209,970    $206,679
Asset coverage on preferred shares at end of
 period..........................................          280%            276%        289%        286%        310%        306%
Portfolio turnover rate..........................            8%(1)          33%         20%         23%         18%         11%

---------------------

     * The per share amounts were computed using an average number of common shares outstanding during the period.
     + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect brokerage commissions.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Does not reflect the effect of expense offset of 0.01%.

                                                                              25
                       See Notes to Financial Statements

Morgan Stanley Municipal Premium Income Trust
REVISED INVESTMENT POLICY (UNAUDITED)

THE TRUSTEES APPROVED THE FOLLOWING INVESTMENT POLICY:

INTEREST RATE TRANSACTIONS. The Fund may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The Fund expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Fund may also enter into these transactions to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund does not intend to use these transactions as speculative investments and will not enter into interest rate swaps or sell interest rate caps or floors where it does not own or have the right to acquire the underlying securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed-rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling the interest rate floor. An interest rate collar combines the elements of purchasing a cap and selling a floor. The collar protects against an interest rate rise above the maximum amount but foregoes the benefit of an interest rate decline below the minimum amount.

The Fund may enter into interest rate swaps, caps, floors and collars on either an asset-based or liability-based basis, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and the Fund segregates an amount of cash and/or liquid securities having an aggregate net asset value at least equal to the accrued excess. If the Fund enters into an interest rate swap on other than a net basis, the Fund would segregate the full amount accrued on a daily basis of the Fund's obligations with respect to the swap. Interest rate transactions do not constitute senior securities under the 1940 Act when the Fund segregates assets to cover the obligations under the transactions. The Fund will enter into interest rate swap, cap or floor transactions only with counterparties approved by the Fund's Board of Trustees. The Adviser will monitor the creditworthiness of counterparties to the Fund's interest rate swap, cap, floor and collar transactions on an ongoing basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. To the extent the Fund sells (i.e., writes) caps, floors and collars, it will segregate cash and/or liquid securities having an aggregate net asset value at least

Morgan Stanley Municipal Premium Income Trust
REVISED INVESTMENT POLICY (UNAUDITED) continued

equal to the full amount, accrued on a daily basis, of the Fund's net obligations with respect to the caps, floors or collars. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of the market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. The use of interest rate swaps, caps, collars and floors may also have the effect of shifting the recognition of income between current and future periods.

These transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the other party to an interest rate swap defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund contractually is entitled to receive.

TRUSTEES

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

(c) 2006 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Municipal Premium
Income Trust

Semiannual Report
November 30, 2006

[MORGAN STANLEY LOGO]

 PIASAN-RA07-00011P-Y11/06

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports covering periods ending on or after December 31, 2005.

Item 9. Closed-End Fund Repurchases

                    REGISTRANT PURCHASE OF EQUITY SECURITIES

                                                    (c) Total     (d) Maximum
                                                    Number of      Number (or
                                                   Shares (or     Approximate
                                                     Units)      Dollar Value)
                                                    Purchased      of Shares
                         (a) Total                 as Part of      (or Units)
                          Number     (b) Average    Publicly    that May Yet Be
                         of Shares    Price Paid    Announced      Purchased
                        (or Units)    per Share     Plans or    Under the Plans
Period                   Purchased     (or Unit     Programs      or Programs
------                  ----------   -----------   ----------   ---------------
June 1, 2006 ---
June 30, 2006              40,900       9.2274         N/A            N/A
July 1, 2006 ---
July 31,2006               35,500       9.3398         N/A            N/A
August 1, 2006 ---
August 31, 2006            33,000       9.6492         N/A            N/A
September 1, 2006 ---
September 30, 2006         26,100       9.7568         N/A            N/A
October 1, 2006 ---
October 31, 2006           52,500       9.5393         N/A            N/A
November 1, 2006 ---
November 30, 2006          44,400       9.6376         N/A            N/A
                          -------       ------
Total                     232,400       9.5250         N/A            N/A
                          =======       ======

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to provide reasonable assurance that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's ("SEC") rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. The Fund's principal executive officer and principal financial officer have also concluded that the Fund's disclosure controls and procedures designed to ensure that information required to be disclosed by the Fund in this Form N-CSR is accumulated and communicated to the Fund's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure were effective.

Management of the Fund has determined that as of and prior to November 30, 2006, the Fund's fiscal semiannual period, the Fund had a deficiency in its internal control over financial reporting related to the review, analysis and determination of whether certain transfers of municipal securities qualified for sale accounting under the provisions of Statement of Financial Accounting Standards No. 140 "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities." Since November 30, 2006, and prior to the issuance of the Fund's semiannual report, management has revised its disclosure controls and procedures and its internal control over financial reporting in order to improve the controls' effectiveness to ensure that transactions in transfers of municipal securities are accounted for properly.

Management notes that other investment companies investing in similar investments over similar time periods had been accounting for such investments in a similar manner as the Fund. Accordingly, other investment companies are also concluding that there was a material weakness in their internal control over financial reporting of such investments. There was no impact to the net asset value of the Fund's shares or the Fund's total return for any period as a result of the changes in financial reporting of such investments.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Fund's internal control over financial reporting. However, as discussed above, subsequent to November 30, 2006, the Fund's internal control over financial reporting was revised.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Premium
Income Trust


/s/ Ronald E. Robison
------------------------------------
Ronald E. Robison
Principal Executive Officer
January 18, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
------------------------------------
Ronald E. Robison
Principal Executive Officer
January 18, 2007


/s/ Francis Smith
------------------------------------
Francis Smith
Principal Financial Officer
January 18, 2007